SUMMARY OF RSUs OUTSTANDING (Details) - Visiox Pharmaceuticals, Inc. [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Number of Units Underlying RSU Outstanding, Beginning	1,068,474	1,961,722
Grant Date Fair Value Outstanding, Beginning	$ 2.16	$ 2.16
Weighted Average Vesting Period (Years) Outstanding, Beginning	1 year 11 months 1 day	2 years 11 months 1 day
Number of Units Underlying RSU Granted			1,961,722
Grant Date Fair Value Granted			$ 2.16
Weighted Average Vesting Period (Years) Granted	0 years		3 years
Number of Units Underlying RSU Vested	(400,677)	(534,397)
Grant Date Fair Value Vested
Number of Units Underlying RSU Forfeited		(358,851)
Grant Date Fair Value Forfeited
Number of Units Underlying RSU Outstanding, Ending	667,797	1,068,474	1,961,722
Grant Date Fair Value Outstanding, Ending	$ 2.16	$ 2.16	$ 2.16
Weighted Average Vesting Period (Years) Outstanding, Ending	1 year 2 months 4 days	1 year 11 months 1 day